Property, plant and equipment - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, plant and equipment.
Net borrowing costs capitalised to property, plant and equipment from the Notes	$ 1,866
Contractual commitments for acquisition of property, plant and equipment	$ 9,671	$ 7,057